Deferred Financing Costs	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]

10. Deferred Financing Costs

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,543	$1,483	$20,060

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$38,452	$18,469	$19,983

Deferred financing cost amortization for the year ended December 31, 2012 amounted to $5,665 (2011 - $6,035) and is recorded to interest on long-term debt. In the current year, $11,726 (2011 - $nil) of deferred financing costs were written off in connection with the Company entering into a consolidated Credit Agreement effective October 24, 2012 (Note 15).

Estimated future amortization expense for the Company's deferred financing costs in each of the next five years and thereafter is as follows:

2013	$3,475
2014	3,475
2015	3,475
2016	3,475
2017	2,974
Thereafter	3,186
$20,060